Investment in Marketable Debt Securities - Schedule of Changes in Allowance for Credit Losses on Available for Sale Fixed Maturity Securities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance, beginning of year	$ 196,641	$ 154,350
Balance, end of year	196,696	196,641
Securities for which allowance for credit losses were not previously recorded	$ 55	$ 42,291